Short Sales and Derivatives - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Notional amount	$ 6,506.4	$ 6,396.9
Market value	307.4	204.3
Short sale and derivative obligations, holding company	149.5	126.2
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	414.4	892.5
Market value	22.3	11.8
Short sale and derivative obligations, holding company	13.4	12.1
Equity index total return swaps – short positions
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	0.0	52.6
Market value	0.0	0.4
Short sale and derivative obligations, holding company	0.0	0.0
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	390.3	697.8
Market value	4.8	17.8
Short sale and derivative obligations, holding company	51.7	15.6
Equity warrants and call options
Disclosure of financial assets [line items]
Cost	123.7	65.2
Notional amount	652.9	615.3
Market value	79.8	77.6
Short sale and derivative obligations, holding company	0.0	0.0
Equity warrant forward contracts
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	316.6	0.0
Market value	38.4	0.0
Short sale and derivative obligations, holding company	0.0	0.0
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Cost	668.9	678.4
Notional amount	114,426.4	117,254.6
Market value	24.9	39.6
Short sale and derivative obligations, holding company	0.0	0.0
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	471.9	1,693.8
Market value	0.0	0.0
Short sale and derivative obligations, holding company	30.4	28.8
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	0.0	0.0
Market value	71.3	57.1
Short sale and derivative obligations, holding company	53.7	69.7
Foreign currency options
Disclosure of financial assets [line items]
Cost	48.3	0.0
Notional amount	0.0	0.0
Market value	44.9	0.0
Short sale and derivative obligations, holding company	0.0	0.0
Other derivative contracts
Disclosure of financial assets [line items]
Cost	0.0	0.0
Notional amount	0.0	0.0
Market value	21.0	0.0
Short sale and derivative obligations, holding company	$ 0.3	$ 0.0